Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Ordinary shares, par value per share	$ 0	$ 0
Ordinary shares, shares authorized	30,000,000	30,000,000
Ordinary shares, shares issued	9,458,682	8,814,316
Ordinary shares, shares outstanding	9,458,682	8,814,316